Valuation adjustments - Cash flow hedges (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Valuation adjustments
Accumulated (loss)/gain on cash flow hedges	$ 420	$ (556)
Accumulated gain related to discontinued cash flow hedges	(6)	(13)
Valuation adjustments - cash flow hedges	$ 414	$ (569)